UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2015 to December 31, 2015

February 12, 2016
(Date of report)

Cantor Commercial Real Estate Lending, L.P.
(Exact name of securitizer as specified in its charter)

025-01219	0001558761
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Anthony Orso, Co-Chief Executive Officer, (212) 938-5000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(1)
No Activity to Report.

(1)  In connection with the preparation of this filing, we undertook the following steps to gather the  information required by this Form ABS-15G and Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer and (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Cantor Commercial Real Estate Lending, L.P.
Date: February 12, 2016
	By:	/s/ Anthony Orso
Name: Anthony Orso
Title: Co-Chief Executive Officer